Condensed Consolidated Statements of Operations (Unaudited) - USD ($)		3 Months Ended			11 Months Ended	12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Other income:
Interest expense, net		$ (279,000)		$ (126,000)		$ (836,000)	$ (224,000)
Gain on extinguishment of debt							1,806,000
Change in fair value of earn-out liabilities		(3,726,000)
Change in fair value of SAFE Agreements		(2,353,000)		285,000		(91,000)	527,000
Other income, net		89,000				6,000	133,000
Total other (expense) income, net		(6,269,000)		159,000		(921,000)	2,242,000
Loss before income taxes		(20,232,000)		(4,341,000)		(6,428,000)	(35,646,000)
Income tax		(3,215,000)		(1,000)		23,000	(2,000)
Net loss		(23,447,000)		(4,342,000)
Net loss		(5,751,000)		(4,342,000)
Net loss for the period February 13, 2023 through March 31, 2023		(17,696,000)
Net loss attributable to redeemable noncontrolling interest		(8,336,000)
Net loss attributable to the Company		(9,360,000)
Less: Cumulative preferred dividends		(328,000)
Net loss attributable to Class A common shareholders		(9,688,000)
Net loss per share(1)
Net loss		$ (5,751,000)		(4,342,000)		$ (6,405,000)	$ (35,648,000)
Net loss per unit
Net loss per unit Diluted (in Dollars per share)						$ (0.05)	$ (0.29)
Weighted-average number of units outstanding
Weighted-average number of units outstanding Diluted (in Shares)		15,224,378	[1]			122,501,241	122,500,000
Weighted average shares outstanding – basic (in Shares)		15,224,378	[1]			122,501,241	122,500,000
Net loss per – basic (in Dollars per share)						$ (0.05)	$ (0.29)
Revenue		$ 18,236,000		18,471,000		$ 85,946,000	$ 72,550,000
Operating expenses:
Cost of revenue		23,126,000		19,743,000		75,513,000	100,307,000
Depreciation		296,000		248,000		1,072,000	840,000
General and administrative expense (excluding depreciation)		8,777,000		2,980,000		14,868,000	9,291,000
Total operating expenses		32,199,000		22,971,000		91,453,000	110,438,000
Operating loss		$ (13,963,000)		$ (4,500,000)		(5,507,000)	$ (37,888,000)
Inflection Point Acquisition Corp
Formation and operating costs					$ 491,341	5,024,198
Loss from operations					(491,341)	(5,024,198)
Other income:
Change in fair value of over-allotment					193,471
Issuance cost of over-allotment					(23,439)
Interest income					5,798	4,833,790
Total other (expense) income, net					175,830	4,833,790
Net loss per share(1)
Net loss					$ (315,511)	$ (190,408)
Class A Common Stock
Net loss per unit
Net loss per unit Diluted (in Dollars per share)	[1]	$ (0.64)
Weighted-average number of units outstanding
Weighted average shares outstanding – basic (in Shares)		15,224,378
Net loss per – basic (in Dollars per share)	[1]	$ (0.64)
Class A Common Stock | Inflection Point Acquisition Corp
Net loss per unit
Net loss per unit Diluted (in Dollars per share)					$ (0.02)	$ 0.00
Weighted-average number of units outstanding
Weighted-average number of units outstanding Diluted (in Shares)					9,322,714	32,975,000
Weighted average shares outstanding – basic (in Shares)					9,322,714	32,975,000
Net loss per – basic (in Dollars per share)					$ (0.02)	$ 0
Class B Common Stock | Inflection Point Acquisition Corp
Net loss per unit
Net loss per unit Diluted (in Dollars per share)					$ (0.02)	$ 0.00
Weighted-average number of units outstanding
Weighted-average number of units outstanding Diluted (in Shares)					7,485,546	8,243,750
Weighted average shares outstanding – basic (in Shares)					7,485,546	8,243,750
Net loss per – basic (in Dollars per share)					$ (0.02)	$ 0

[1]	As a result of the Business Combination (as defined herein), the capital structure has changed and loss per share information is only presented after the Closing Date (as defined herein) of the Business Combination, for the period from February 13, 2023 through March 31, 2023. See Note 3 — Business Combination and Related Transactions and Note 13 — Net Loss per Share for additional information.